Credit From Banking Institutions (Schedule Of Line Of Credit Facilities And Current Portion Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Revolving credit - in NIS	$ 45	$ 347
Current maturities of long-term loans	176	43
Loans payable to bank, total	$ 221	$ 390